Short-Term Debt	12 Months Ended
Dec. 31, 2020
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Short-Term Debt

 NOTE 17   SHORT-TERM DEBT

We use our $4.5 billion commercial paper program for our short-term cash requirements. The commercial paper program is backstopped by the $4.5 billion unsecured revolving term credit facility (“Nutrien Credit Facility”). Short-term facilities are renegotiated periodically.

Short-term debt as at December 31 was comprised of:

	Rate of Interest (%)	Total Facility Limit as at December 31, 2020	2020	2019
Credit facilities
Unsecured revolving term credit facility [1]	Nil	4,500	-	-
Uncommitted revolving demand facility	Nil	500	-	-
Other credit facilities [2]	0.8 – 36.0	740	159	326
Commercial paper	Nil		-	650
			159	976
1 Matures April 10, 2023, subject to extension at the request of Nutrien provided that the resulting maturity date shall not exceed five years from the date of request.

2  Credit facilities are unsecured and consist of South American facilities with debt of $109 (2019 – $149) and interest rates ranging from 1.7 percent to 36.0 percent, Australian facilities with debt of $19 (2019 – $157) and an interest rate of 0.8 percent, and other facilities with debt of $31 (2019 – $20) and an interest rate of 1.0 percent.

The amount available under the commercial paper program is limited to the availability of backup funds under the Nutrien Credit Facility and excess cash invested in highly liquid securities. As at December 31, 2020, we were authorized to issue commercial paper up to $4,500 (2019 – $4,500). Principal covenants and events of default under the Nutrien Credit Facility include a debt to capital ratio (refer to Note 24) and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. We were in compliance with all covenants as at December 31, 2020.

In 2020, we entered into new committed revolving credit facilities totaling approximately $1,500, all with the same principal covenants and events of default as our existing credit facilities. We closed these credit facilities after the issuance of the new notes as described in Note 18.